PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
IPO distribution and promotional and advertisement service receivables	$ 5,360,831	$ 2,080,411
Input VAT receivables	1,174,934	1,626,213
Interest receivables	429,454	1,526,625
Prepayment for long-term investment		854,891
Prepaid professional service fees	998,235	405,094
Prepaid data and IT service expenses	1,315,469	391,214
Advances to employees	825,682	286,900
Prepaid marketing expenses	402,724	222,167
Rental and other deposits	391,625	215,182
Others	315,476	411,495
Prepaid expenses and other current assets	$ 11,214,430	$ 8,020,192